Supplemental Information - Accrued Expenses (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accrued payroll and payroll taxes	$ 2,556,511	$ 2,416,680	$ 1,352,365
Accrued capital purchases	1,997,840	1,185,181	620,862
Sales tax payable	1,010,456	805,177	552,147
Gift certificate payable	393,654	600,059	598,131
Accrued expenses and other	2,382,775	1,415,641	619,405
Total Accrued expenses and other	$ 8,341,236	$ 6,422,738	$ 3,742,910